UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22723

Bluepoint Investment Series Trust

(Exact name of registrant as specified in charter)

350 Madison Avenue, 9th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC

350 Madison Avenue, 9th Floor

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 389-8713

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

BLUEPOINT TRUST
SCHEDULE OF INVESTMENTS (Unaudited)

Shares		December 31, 2013 Fair Value

	Investments in Securities – 138.68%
	Common Stocks – 138.68%
	China - 3.86%
	Web Portals / ISP – 3.86%
700	Baidu Inc ADR *	$124,516

	Total China (cost $116,367)	$124,516

	Hong Kong - 5.82%
	Alternative Waste Technology – 5.82%
140,000	China Everbright International Ltd	187,419

	Total Hong Kong (cost $119,255)	$187,419

	Japan - 7.07%
	E-Commerce / Products – 3.30%
7,136	Rakuten Inc	106,186

	Finance - Other Services – 2.60%
2,947	Japan Exchange Group Inc	83,808

	Resorts / Theme Parks – 1.17%
261	Oriental Land Co Ltd	37,671

	Total Japan (cost $194,813)	$227,665

	Switzerland - 1.59%
	Diversified Manufacturing Operations – 1.59%
660	Pentair Ltd	51,262

	Total Switzerland (cost $51,069)	$51,262

	United States - 120.34%
	Apparel Manufacturers – 4.75%
2,130	Carter’s Inc	152,912

	Applications Software – 0.97%
560	ServiceNow Inc*	31,365

	Auction House / Art Dealer – 1.37%
830	Sotheby’s	44,156

	Commercial Services - Finance – 4.80%
185	MasterCard Inc	154,560

	Computers – 4.18%
240	Apple Inc	134,666

	Consulting Services – 2.12%
1,040	Verisk Analytics Inc, Class A*	68,349

	E-Commerce / Products – 4.08%
330	Amazon.com Inc*	131,601

	E-Commerce / Services – 9.62%
10,780	Groupon Inc*	126,881
2,210	TripAdvisor Inc*	183,054

		309,935

2,330	Electronic Components - Semiconductors – 3.32%
	Xilinx Inc	106,994

See accompanying notes to the Schedule of Investments

BLUEPOINT TRUST
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2013 Fair Value

	Common Stock (continued)
	United States (continued)
	Electronic Design Automation – 6.65%
4,150	Cadence Design Systems Inc*	$58,183
3,850	Synopsys Inc*	156,195

		214,378

	Enterprise Software / Services – 0.39%
220	Benefitfocus Inc*	12,703

	Finance - Credit Card – 7.70%
1,310	American Express Co	118,856
580	Visa Inc, Class A	129,154

		248,010

	Finance - Other Services – 3.35%
480	IntercontinentalExchange Group*	107,962

	Internet Content - Entertainment – 1.15%
1,390	Pandora Media Inc*	36,974

	Internet Infrastructure Software – 0.80%
1,150	TIBCO Software Inc*	25,852

	Internet Security – 0.24%
180	FireEye Inc*	7,850

	Medical - Biomedical / Genetics – 10.20%
850	Alexion Pharmaceuticals Inc*	113,101
760	Celgene Corp*	128,410
1,160	Gilead Sciences Inc*	87,174

		328,685

	Medical - Outpatient / Home Medical – 3.80%
3,329	Premier Inc, Class A*	122,374

	Medical - Wholesale Drug Distribution – 4.73%
2,170	AmerisourceBergen Corp	152,573

	Multimedia – 4.13%
3,850	Twenty-First Century Fox Inc, Class B	133,210

	Publishing - Newspapers – 4.60%
8,315	News Corp, Class B*	148,256

	Resorts / Theme Parks – 2.79%
2,440	Six Flags Entertainment Corp	89,841

	Retail - Apparel / Shoes – 2.43%
2,110	Urban Outfitters Inc*	78,281

	Retail - Consumer Electronics – 5.45%
4,400	Best Buy Co Inc	175,472

	Retail - Discount – 7.20%
840	Costco Wholesale Corp	99,968
2,340	Dollar Tree Inc*	132,023

		231,991

	Retail - Miscellaneous / Diversified Total – 1.51%
1,044	Container Store Group Inc/The*	48,661

See accompanying notes to the Schedule of Investments

BLUEPOINT TRUST
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2013 Fair Value

	Common Stock (continued)
	United States (continued)
	Retail - Restaurants – 3.27%
1,840	Dunkin’ Brands Group Inc	$88,688
683	Potbelly Corp*	16,583

		105,271

1,570	Retail - Sporting Goods – 3.25%
	Cabela’s Inc*	104,656

	Semiconductor Equipment – 6.52%
8,095	Applied Materials Inc	143,201
3,810	Teradyne Inc	67,132

		210,333

	Television – 4.97%
2,510	CBS Corp, Class B	159,987

	Total United States (cost $3,270,195)	$3,877,858

	Total Common Stock (cost $3,751,699)	$4,468,720

	Total Investment in Securities (cost $3,751,699) - 138.68%†	$4,468,720

	Other Liabilities in Excess of Assets - (38.68%)**	$(1,246,291)

	Net Assets - 100.00%	$3,222,429

*	Non-income producing security.

**	Includes $153,262 invested in a BNY Mellon Money Market Account, which is 4.76% of net assets, and foreign currency with a U.S. Dollar value of $150,842, which is 4.68% of net assets.

†	Aggregate cost for federal income tax purposes is $3,755,724. The aggregate gross unrealized gain/(loss) for federal income tax purposes for all portfolio investments is as follows:

Excess of value of cost	$745,953
Excess of cost value	(32,957)
$712,996

See accompanying notes to the Schedule of Investments

BLUEPOINT TRUST
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	December 31, 2013 Percentage of Net Assets (%)

Alternative Waste Technology	5.82
Apparel Manufacturers	4.75
Applications Software	0.97
Auction House /Art Dealer	1.37
Commercial Services - Finance	4.80
Computers	4.18
Consulting Services	2.12
Diversified Manufacturing Operations	1.59
E-Commerce / Products	7.38
E-Commerce / Services	9.62
Electronic Components - Semiconductors	3.32
Electronic Design Automation	6.65
Enterprise Software / Services	0.39
Finance - Credit Card	7.70
Finance - Other Services	5.95
Internet Content - Entertainment	1.15
Internet Infrastructure Software	0.80
Internet Security	0.24
Medical - Biomedical / Genetics	10.20
Medical - Outpatient / Home Medical	3.80
Medical - Wholesale Drug Distribution	4.73
Multimedia	4.13
Publishing - Newspapers	4.60
Resorts / Theme Parks	3.96
Retail - Apparel / Shoes	2.43
Retail - Consumer Electronics	5.45
Retail - Discount	7.20
Retail - Miscellaneous / Diversified	1.51
Retail - Restaurants	3.27
Retail - Sporting Goods	3.25
Semiconductor Equipment	6.52
Television	4.97
Web Portals / ISP	3.86

Total Investments in Securities	138.68%

See accompanying notes to the Schedule of Investments

BLUEPOINT TRUST
SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount	Maturity Date		December 31, 2013 Unrealized Gain/(Loss)

	Swap Contracts - 0.08%
	Total Return Swap Contracts - 0.08%
	Hotels and Motels - 0.02%
$460	12/24/2015	Whitbread PLC	$708

Agreement with Morgan Stanley, dated 12/23/2013 to receive the total return of the shares of Whitbread PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Semiconductor Components - Integrated Circuits - 0.06%
2,460	2/5/2015	QUALCOMM Inc	1,894

Agreement with Morgan Stanley, dated 02/05/2013 to receive the total return of the shares of QUALCOMM Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Total Swap Contracts		$2,602

See accompanying notes to the Schedule of Investments

BLUEPOINT TRUST
SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts - By Industry	December 31, 2013 Percentage of Net Assets (%)
Hotels and Motels	0.02%
Semiconductor Components - Integrated Circuits	0.06%

Total Swap Contracts	0.08%

See accompanying notes to the Schedule of Investments

BLUEPOINT TRUST
NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2013 (Unaudited)

1. Fair Value Measurement

The following is a summary of the inputs used, as of December 31, 2013, in valuing the Fund’s investments at fair value.

	Level 1	Level 2	Level 3	Balance December 31, 2013

Assets
Common Stock	$4,468,720	$—	$—	$4,468,720
Total Return Swaps	—	2,602	—	2,602

Total Assets	$4,468,720	$2,602	$—	$4,471,322

BLUEPOINT TRUST
NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2013 (Unaudited) (continued)

 2. Derivatives–Related Principal and Non-Principal Fund Investment Practices and Their Risks

a. Total Return Swaps

SilverBay Capital Management LLC (the “Adviser”) may use total return swaps to pursue the Fund’s investment objective of seeking capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional,” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved. Total return swaps are where one party exchanges a cash flow indexed (on a long or short basis) to a non-money market asset (e.g., an equity security).

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive.

b. Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

BLUEPOINT TRUST
NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2013 (Unaudited) (continued)

2. Derivatives–Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

b. Call and Put Options on Individual Securities (continued)

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over- the-counter options purchased and sold by the Fund may also include options on baskets of specific securities.

There was no activity of the above-mentioned investments in the Fund during the three months ended December 31, 2013.

c. Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

There was no activity of the above-mentioned investments in the Fund during the three months ended December 31, 2013.

3. Federal Income Tax Information

At December 31, 2013, the aggregate cost and proceeds for Federal income tax purposes of portfolio investments was $3,755,724. For Federal income tax purposes, at December 31, 2013, accumulated net unrealized gain on portfolio investments was $712,996, consisting of $745,953 gross unrealized gain and $32,957 gross unrealized loss. The difference between book basis and tax basis unrealized gain on portfolio investments is attributable primarily to cumulative loss deferrals on wash sales.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bluepoint Investment Series Trust

By (Signature and Title)*	/s/	Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer (principal executive officer)

Date	2/28/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer (principal executive officer)

Date	2/28/2014

By (Signature and Title)*	/s/	George D. Mykoniatis
George D. Mykoniatis, Treasurer and Principal Financial Officer (principal financial officer)

Date	2/28/2014

* Print the name and title of each signing officer under his or her signature.